COMPANY'S OPERATIONS - Sale of rural properties and forests (Details) R$ in Thousands		12 Months Ended
	Nov. 20, 2020 BRL (R$) ha	Dec. 31, 2020 BRL (R$)
COMPANY'S OPERATIONS
Assets held for sale		R$ 313,338
Purchase and sale agreement
COMPANY'S OPERATIONS
Area of rural property included in the purchase and sale agreement (in hectares) | ha	21,066
Buyers commitment to purchase an additional volume of wood	R$ 1,056,756
Buyers commitment to purchase rural properties from the Company	680,895
Buyers commitment to purchase mature eucalyptus forests and immature forests in formation from the Company	375,860
Buyers commitment to transfer lease agreements from the Company	R$ 1
Assets held for sale		313,338
Purchase and sale agreement | Property, plant and equipment
COMPANY'S OPERATIONS
Assets held for sale		289,867
Purchase and sale agreement | Biological assets
COMPANY'S OPERATIONS
Assets held for sale		R$ 23,471
Maturity period for eucalyptus forests		7 years
Immature eucalyptus forests in formation classified as biological assets		R$ 140,142